Noncontrolling Interests	12 Months Ended
Dec. 31, 2013
Noncontrolling Interests [Abstract]
NONCONTROLLING INTERESTS
NOTE 3 – NONCONTROLLING INTERESTS

The Company accounts for noncontrolling interests in accordance with FASB ASC 810, Consolidation, which requires: (i) ownership interests in subsidiaries held by parties other than the parent to be clearly identified, labeled, and presented in the consolidated statements of financial position within equity, but separate from the parent's equity; (ii) the amount of consolidated net income (loss) attributable to the parent and to the noncontrolling interest to be clearly identified and presented on the face of the consolidated statements of operations; (iii) changes in a parent's ownership interests that do not result in deconsolidation to be accounted for as equity transactions; and (iv) that a parent recognize a gain or loss in net income upon deconsolidation of a subsidiary, with any retained noncontrolling equity investment in the former subsidiary initially measured at fair value.

The noncontrolling interest for the Company as at December 31, 2013 represented YR TV Station’s share in Taiyuan Ad Co. and Taiyuan JV.  Subject to the matters as discussed in note 1 “Termination of Business Contract with YR TV Station” above, the carrying amount of this noncontrolling is subject to the settlement with YR TV Station. Without a final settlement, the Company continue to according for noncontrolling on the same basis as previous years.